Document and Entity Information	Feb. 29, 2024
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Virtus Variable Insurance Trust
Entity Central Index Key	0000792359
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 29, 2024
Document Effective Date	Feb. 29, 2024
Prospectus Date	Apr. 28, 2023